Offerings	Apr. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	10,781,250
Proposed Maximum Offering Price per Unit	17.00
Maximum Aggregate Offering Price	$ 183,281,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 25,311.14
Offering Note	1a. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended. 1b. Includes the aggregate offering price of additional shares that the underwriters have the option to purchase or additional shares that may be issued if the number of shares included in this offering is increased.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 13,810.00
Offering Note	2a. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended. 2b. See note 1b. above.